Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8600

May 4, 2016

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	GPS Funds I (File Nos. 333-53450 and 811-10267)
GPS Funds II (File Nos. 333-170106 and 811-22486)
Savos Investments Trust (File No. 333-61973 and 811-08977)
(collectively, the “Trusts”)
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, Notice of Joint Special Meeting of Shareholders, preliminary proxy statement, and form of proxy cards to be furnished to shareholders of the Trusts in connection with a meeting of shareholders that is scheduled to be held on June 30, 2016.

Please direct questions or comments relating to this filing to me at 215-564-8077.

Very truly yours,

/s/Fabio Battaglia, III
Fabio Battaglia, III